TAX STATUS	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
TAX STATUS
TAX STATUS

NOTE 4 - TAX STATUS

The Internal Revenue Service has determined and informed the Company that the Plan is designed in accordance with applicable sections of the Internal Revenue Code (IRC) by letter dated March 9, 2017. The Plan has been amended since receiving the opinion letter, the prototype sponsor and the Plan Administrator believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to 2022.